Note 14 - Financial Instruments - Investments (Details) - Equity investments [member] - CAD ($)	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Total investments	$ 36,897,000
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments	4,009,000	$ 36,300,000
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments	32,888,000
Ecobee [member]
Statement Line Items [Line Items]
Total investments	32,888,000
Ecobee [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments
Ecobee [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments
Ecobee [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments	32,888,000
Energy Earth [member]
Statement Line Items [Line Items]
Total investments	4,009,000
Energy Earth [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments
Energy Earth [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments	4,009,000
Energy Earth [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments